Equity-based compensation - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Expense from equity-settled share-based payment transactions	$ 5		$ 40
Equity-based compensation	$ 5		40
Recovery of expense from share-based payment transactions			$ 23
Exercised (in CAD per share) | $ / shares		$ 62.83		$ 46.43
Share-based payment arrangement, shares hedged | shares			1,000,000
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares authorised | shares	8,295,940	8,295,940			8,295,940
Number of share options available remaining for issuance | shares	910,424
Equity-based compensation	$ 4		$ 47
Share-based payment arrangements, vesting rate	20.00%
Share-based payment arrangements, vesting period	10 years
Exercised (in CAD per share) | $ / shares		$ 120.95		$ 100.85
Liabilities from share-based payment transactions	$ 23	$ 23	44	$ 44
Weighted average share price, share options granted | $ / shares		$ 35.59		$ 52.29
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested					$ 14	$ 33
Phantom Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation	$ 10		$ 11
Share-based payment arrangements, vesting period	3 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	184,207	184,207	169,385	169,385	184,207	169,385
Performance Shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	167,156	167,156	90,813	90,813	167,156	90,813
Deferred Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation			$ 5
Recovery of expense from share-based payment transactions	$ 1
Number of other equity instruments outstanding in share-based payment arrangement | shares	97,884	97,884	92,120	92,120	97,884	92,120